Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Investments

Note 3:  Investments

Debt Securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at September 30, 2013 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,415	$ 183	$ -	$ 2,598
Mortgage-backed securities:
Residential mortgage-backed	3,926	269	-	4,195

Total debt securities	$ 6,341	$ 452	$ -	$ 6,793

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2012 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,697	$ 267	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	5,206	404	-	5,610

Total debt securities	$ 7,903	$ 671	$ -	$ 8,574

No investments were non-income producing during the three and nine months ended September 30, 2013 or 2012.

The amortized cost and estimated fair values of investments in debt securities at September 30, 2013, by contractual maturity, are shown below.  Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.   Because of the potential for prepayment on mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due after one year through five years	$ 1,325	$ 1,470
Due after five years through ten years	1,090	1,128
Mortgage-backed securities:
Residential mortgage-backed	3,926	4,195

Total debt securities	$ 6,341	$ 6,793

Net Investment Income

Sources of investment income for the three and nine months ended September 30 are summarized as follows:

	September 30		September 30
	2013	2012	2013	2012

Gross investment income:
Debt securities	$ 64	$ 493	$ 209	$ 1,525
Policy loans	2	41	6	121
Other investments	-	-	5	38

Total gross investment income	66	534	220	1,684
Investment expenses	(34)	(41)	(82)	(82)

Net investment income	$ 32	$ 493	$ 138	$ 1,602

Net Realized Investment Gains

Net realized investment gains for the three and nine months ended September 30 are summarized as follows:

	September 30		September 30
	2013	2012	2013	2012
Debt securities
Gross gains on sales	$ -	$ -	$ -	$ 58

Net realized investment gains	$ -	$ -	$ -	$ 58

There were no sales of debt securities for the three and nine months ended September 30, 2013.  Proceeds from the sale of debt securities were $550 for the nine months ended September 30, 2012, there were no sales in the three months ended September 30, 2012.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis.  The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its cost basis.  When the fair value drops below the Company’s cost, the Company monitors the security for OTTI.  The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including:

•             The existence of any plans to sell the investment security.

•             The extent to which fair value is less than book value.

•             The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).

•             The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.

•             The Company’s intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.

•             The Company’s ability to recover all amounts due according to the contractual terms of the agreements.

•             The Company’s collateral position in the case of bankruptcy or restructuring.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's holding period of the security.  If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk.  The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost.  Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive income.  If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.  In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered.

For securitized debt securities, the Company considers factors including, residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security.  If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized.  The Company also considers its intent to retain a temporarily impaired security until recovery.  Estimating future cash flows involves judgment and includes both quantitative and qualitative factors.  Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral.  In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Management has completed a review for other-than-temporarily impaired securities at September 30, 2013 and December 31, 2012 and for the three and nine months ended September 30, 2013 and 2012 and had no OTTI.  As a result of the subjective nature of these estimates, however, provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develop.  Consistent with the Company’s practices, OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts.

Net Unrealized Investment Gains

The components of net unrealized investment gains included in accumulated other comprehensive income at September 30, 2013 and December 31, 2012 were as follows:

	September 30, 2013	December 31, 2012

Debt securities	$ 452	$ 671
Deferred income taxes	(158)	(248)

Net unrealized investment gains	$ 294	$ 423

The Company had no gross unrealized losses at September 30, 2013 or December 31, 2012.

Investment Credit Risk

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established exposure limits, diversification standards, and review procedures to mitigate credit risk.

Embedded Derivatives

The Company issues single premium deferred annuity contracts that contain embedded derivatives.  Such embedded derivatives are required to be separated from their host contracts and accounted for at fair value.  The fair value of the embedded derivatives, which are reported as part of assets on deposit and policyholder account balances in the condensed balance sheets, were an asset of $1,865 and a liability of $1,865, respectively, as of September 30, 2013.  The increase in fair value related to embedded derivatives from the date of deposit was $72 for the three and nine months ended September 30, 2013.  Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, this expense is ceded and does not impact the statement of operations and comprehensive income (loss).

Note 3:  Investments

Debt Securities

In October 2012, the Company entered into a reinsurance agreement with CMFG Life and transferred assets as part of this agreement.  See Note 7 for details of the agreement and related asset transfer.  In November 2012, the Company provided a return of capital to CMIC which included a transfer of assets.  See Note 6 for details of this return of capital and related asset transfer.  The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2012 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,697	$ 267	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	5,206	404	-	5,610

Total debt securities	$ 7,903	$ 671	$ -	$ 8,574

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2011 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 7,492	$ 563	$ -	$ 8,055
Domestic corporate securities	19,848	2,255	-	22,103
Mortgage-backed securities:
Residential mortgage-backed	10,847	751	-	11,598
Commercial mortgage-backed	6,452	338	-	6,790
Foreign corporate securities	2,531	247	-	2,778

Total debt securities	$ 47,170	$ 4,154	$ -	$ 51,324

No investments were non-income producing in 2012 or 2011.

The amortized cost and estimated fair values of investments in debt securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.   Because of the potential for prepayment on mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$ 250	$ 255
Due after one year through five years	1,344	1,535
Due after five years through ten years	1,103	1,174
Mortgage-backed securities:
Residential mortgage-backed	5,206	5,610

Total debt securities	$ 7,903	$ 8,574

Net Investment Income

Sources of investment income for the years ended December 31 are summarized as follows:

	2012	2011	2010

Gross investment income:
Debt securities	$ 1,829	$ 2,074	$ 1,940
Policy loans	165	171	177
Other investments	39	2	23

Total gross investment income	2,033	2,247	2,140
Investment expenses	(105)	(72)	(50)

Net investment income	$ 1,928	$ 2,175	$ 2,090

Net Realized Investment Gains

Net realized investment gains for the years ended December 31 are summarized as follows:

	2012	2011	2010
Debt securities
Gross gains on sales	$ 4,319	$ 119	$ 245

Net realized investment gains	$ 4,319	$ 119	$ 245

Proceeds from the sale of debt securities were $1,757, $2,448 and $3,876 in 2012, 2011 and 2010, respectively.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis.  The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its cost basis.  When the fair value drops below the Company’s cost, the Company monitors the security for OTTI impairment.  The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

•             The existence of any plans to sell the investment security.

•             The extent to which fair value is less than book value.

•             The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).

•             The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.

•             The Company’s intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.

•             The Company’s ability to recover all amounts due according to the contractual terms of the agreements.

•             The Company’s collateral position in the case of bankruptcy or restructuring.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's holding period of the security.  If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk.  The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost.  Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive income.  If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.  In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered.

For securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security.  If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized.  The Company also considers its intent to retain a temporarily impaired security until recovery.  Estimating future cash flows involves judgment and includes both quantitative and qualitative factors.  Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral.  In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Management has completed a review for other-than-temporarily impaired securities at December 31, 2012 and 2011.  As a result of the subjective nature of these estimates, however, provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develop.  Consistent with the Company’s practices, OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts.

Net Unrealized Investment Gains

The components of net unrealized investment gains included in accumulated other comprehensive income at December 31 were as follows:

	2012	2011	2010

Debt securities	$ 671	$ 4,154	$ 2,284
Deferred income taxes	(248)	(1,467)	(814)

Net unrealized investment gains	$ 423	$ 2,687	$ 1,470

The Company did not have any gross unrealized losses at December 31, 2012, 2011 or 2010.

Investment Credit Risk

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established exposure limits, diversification standards, and review procedures to mitigate credit risk.

Assets Designated/Securities on Deposit

Iowa law requires that assets equal to a life insurer’s “legal reserve” must be designated for the Iowa Department of Commerce, Insurance Division.  The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2012 and 2011, debt securities, policy loans and cash with a carrying value of $6,753 and $53,053, respectively, were accordingly designated for Iowa.  Other regulatory jurisdictions require cash and securities to be deposited for the benefit of policyholders.  Pursuant to these requirements, securities with a fair value of $2,055 and $2,124 were on deposit with other regulatory jurisdictions as of December 31, 2012 and 2011, respectively.